Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended																12 Months Ended
		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 29, 2015		Dec. 28, 2014		Sep. 28, 2014		Jun. 29, 2014		Mar. 30, 2014		Dec. 31, 2015		Dec. 28, 2014		Dec. 29, 2013
Segment Reporting Information [Line Items]
Total operating revenues		$ 547,605		$ 488,594		$ 501,524		$ 472,737		$ 553,420		$ 474,858		$ 474,979		$ 446,102		$ 2,010,460	[1]	$ 1,949,359	[1]	$ 1,147,240	[1]
Total operating profit (loss)		(382,216)		38,808		19,784		60,935		163,444		55,285		32,193		50,260		(262,689)	[1],[2]	301,182	[1],[2]	199,040	[1],[2]
Income on equity investments, net		27,125		36,987		45,913		36,934		38,938		40,559		118,953		38,263		146,959		236,713		145,241
Interest and dividend income		257		162		43		367		687		363		147		171		829		1,368		413
Interest expense		(42,315)		(42,529)		(40,374)		(39,212)		(39,051)		(39,150)		(39,146)		(40,519)		(164,430)		(157,866)		(39,134)
Loss on extinguishment of debt		0		0		(37,040)		0										(37,040)
Gain on investment transactions, net		103	[3]	3,250	[3]	8,133	[3]	687	[3]	371,783	[3]	2	[3]	700	[3]	0	[3]	12,173	[3]	372,485	[3]	150
Other non-operating gain (loss), net	[3]	5,623		2,306		211		0		(3,734)		68		(1,295)		157		8,140		(4,804)
Reorganization items, net	[4]	(105)		188		(628)		(992)		(1,293)		(1,594)		(2,165)		(2,216)		(1,537)		(7,268)
Income (Loss) from Continuing Operations Before Income Taxes		(391,528)		39,172		(3,958)		58,719		530,774		55,533		109,387		46,116		(297,595)		741,810		258,907
Income tax expense		(10,600)		11,314		(693)		22,302		216,098		2,647		42,305		17,649		22,323		278,699		95,965
(Loss) Income from Continuing Operations										314,676		52,886		67,082		28,467		(319,918)		463,111		162,942
Income from Discontinued Operations, net of taxes										0		(14,889)		15,840		12,601		0		13,552		78,613
Net Income (Loss)		$ (380,928)		$ 27,858		$ (3,265)		$ 36,417		$ 314,676		$ 37,997		$ 82,922		$ 41,068		$ (319,918)		$ 476,663		$ 241,555
Continuing Operations										$ 3.15		$ 0.53		$ 0.67		$ 0.28		$ (3.38)		$ 4.63
Discontinued Operations										0.00		(0.15)		0.16		0.13		0.00		0.13
Net income (loss) attributable to common shareholders		$ (4.07)		$ 0.29		$ (0.04)		$ 0.37		3.15		0.38		0.83		0.41		(3.38)		4.76		$ 2.42
Continuing Operations										3.14		0.53		0.67		0.28		(3.38)		4.62
Discontinued Operations										0.00		(0.15)		0.16		0.13		0.00		0.13
Net income (loss) attributable to common shareholders		$ (4.07)		$ 0.29		$ (0.04)		$ 0.37		$ 3.14		$ 0.38		$ 0.83		$ 0.41		$ (3.38)		$ 4.75		$ 2.41
Operating Segments | Television and Entertainment
Segment Reporting Information [Line Items]
Total operating revenues		$ 464,013		$ 429,700		$ 445,622		$ 410,300		$ 480,185		$ 418,294		$ 426,961		$ 400,201		$ 1,749,635	[1]	$ 1,725,641	[1]	$ 1,021,586	[1]
Total operating profit (loss)		(365,452)		64,061		47,088		79,348		146,026		74,294		52,414		64,697		(174,955)	[1],[2]	337,431	[1],[2]	196,899	[1],[2]
Operating Segments | Digital and Data
Segment Reporting Information [Line Items]
Total operating revenues		71,139		46,561		43,625		50,202		60,200		43,434		33,807		31,485		211,527	[1]	168,926	[1]	72,055	[1]
Total operating profit (loss)		15,032		(6,207)		(4,150)		3,734		14,291		(396)		(8,910)		(2,086)		8,409	[1],[2]	2,899	[1],[2]	$ 15,538	[1],[2]
Corporate and Other
Segment Reporting Information [Line Items]
Total operating revenues		12,453		12,333		12,277		12,235		13,035		13,130		14,211		14,416		49,298		54,792
Total operating profit (loss)		$ (31,796)		$ (19,046)		$ (23,154)		$ (22,147)		$ 3,127		$ (18,613)		$ (11,311)		$ (12,351)		$ (96,143)		$ (39,148)

[1]	(1)See Note 2 for the disclosures of operating revenues and operating profit included in discontinued operations for the historical periods.
[2]	(2)Operating (loss) profit for each segment excludes income and loss on equity investments, interest and dividend income, interest expense, non-operating items, reorganization costs and income taxes.
[3]	See Note 6 to the Company’s consolidated financial statements for information pertaining to non-operating items recorded in 2015 and 2014.
[4]	See Note 3 to the Company’s consolidated financial statements for information pertaining to reorganization items recorded in 2015 and 2014.